Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2019	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$360,228	$71,474	$288,754
Franchise rights	49,806	26,707	23,099
Trademarks and trade names	30,303	18,543	11,760
Management contracts and other	79,073	36,462	42,611
	$519,410	$153,186	$366,224
December 31, 2018	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$135,844	$52,600	$83,244
Franchise rights	48,558	22,500	26,058
Trademarks and trade names	27,506	16,360	11,146
Management contracts and other	50,290	21,940	28,350
	$262,198	$113,400	$148,798

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$226,318	11.9
Franchise rights	965	7.7
Trademarks and trade names	2,417	3.8
Management Contracts and other	22,049	6.0

	$251,749	11.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2020	$42,602
2021	34,690
2022	34,010
2023	32,669
2024	30,967